Profits Interest Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Profits Interest Plan

(8) Profits Interest Plan

During 2017, the CTx Board established and adopted the Cingulate Therapeutics LLC Equity Incentive Plan (the “Plan”) to provide for issuance of Class C PIU’s to employees, CTx Members, Board members and service providers of the Company, as defined in the Plan, eligible to receive PIU’s as an incentive under the Plan. PIU’s were granted at the discretion of the Board of Managers of the Company and in some cases at the discretion of the Chief Executive Officer of the Company based upon Board authorization. The PIU’s were issued at a Distribution Threshold equal to the pre-money fair market valuation of the Company at the date of issuance. The Distribution Threshold was the amount by which a cash distribution, made pro rata to all Members, if any, must have been exceeded in order for a particular PIU holder to participate in the allocated distribution beyond that threshold. Based on the terms of the award, the Distribution Threshold was treated as a performance condition for purposes of financial statement recognition. The PIU’s vesting period with respect to the service condition was defined in the PIU award agreement and ranged from 30 days to three years with an average vesting period for all PIU’s granted of 107 days. As defined in the Company’s Operating Agreement, all PIU’s issued under the Plan entitled the holder to participate pro rata in the profits, if any, of the Company over the stated Distribution Threshold, assuming a cash distribution was generally made to all Members, subject to any preference or priorities of the other classes of Units. The Class C PIU’s also held voting rights on a one-for-one basis.

Immediately prior to the Reorganization Merger and as of December 31, 2020, the Company had granted and issued 8,500,000 and 8,142,461 PIU’s, net of forfeitures, respectively. The Company accounted for these awards under FASB ASC Topic 718, Compensation – Stock Compensation, as equity classified awards. No compensation expense was recorded prior to the Reorganization Merger related to the PIU’s as the future achievement of the thresholds and targets (the performance condition) to achieve payout was not deemed probable. This assessment was made based on the Company’s history of operating losses and continued challenges in raising necessary equity capital to fund operations. In connection with the Reorganization Merger, as further described in Note 1, 8.5 million PIU’s were exchanged for 1,158,008 shares of Cingulate common stock. The exchange of PIU’s for common stock created a modification of the terms, character and rights of the PIU’s and achievement of performance was considered probable. This resulted in the Company recognizing a noncash modification charge equal to $12.7 million, which charge was calculated based on the Company’s assessment of the fair value of the shares of Cingulate common stock on the date of the modification. $8.2 million of this charge was recorded to general and administrative expense and $4.5 million was recorded to research and development expense.

The following summarizes the activity of the Company’s Plan:

		Distribution
		Thresholds
	Profits Interest Units	(stated in millions)
Oustanding at January 1, 2020	6,616,781	$25-$120
Issued	1,525,680	$80-$120
Forfeited	-
Outstanding at December 31, 2020	8,142,461
Issued	357,539
Forfeited	-
Converted to common shares upon Reorganization Merger	(8,500,000)
Outstanding at December 31, 2021	-

Prior to the Reorganization Merger, the Company had issued all units available under the Plan and all units had vested based upon the vesting period as outlined in the PIU agreement.

PIUs issued and outstanding prior to the Reorganization Merger, which was also the modification date, at the various distribution thresholds were as follows:

	Distribution Threshold $ (in millions):
Year Granted	$25	$40	$75	$80	$90	$120	$160	Total
2017	4,753,000	125,200	-	-	-	-	-	4,878,200
2018	-	661,525	217,725	22,883	-	-	-	902,133
2019	-	-	-	-	377,524	458,924	-	836,448
2020	-	-	-	1,476,126	-	49,554	-	1,525,680
2021							357,539	357,539
Total	4,753,000	786,725	217,725	1,499,009	377,524	508,478	357,539	8,500,000